Provision for decommissioning costs	12 Months Ended
Dec. 31, 2022
Provision For Decommissioning Costs
Provision for decommissioning costs

19.	Provision for decommissioning costs

The following table details the amount of the provision for decommissioning costs by producing area:

	12.31.2022	12.31.2021
Onshore	418	873
Shallow waters	4,399	3,732
Deep and ultra-deep post-salt	9,988	8,420
Pre-salt	3,795	2,594
	18,600	15,619

Changes in the provision for decommissioning costs are presented as follows:

Non-current liabilities	2022	2021
Opening balance	15,619	18,780
Adjustment to provision	3,484	(1,186)
Transfers related to liabilities held for sale	(1,258)	(704)
Use of provisions	(854)	(730)
Interest accrued	476	723
Others	(5)	5
Translation adjustment	1,138	(1,269)
Closing balance	18,600	15,619

The provision associated with divestment projects of E&P assets classified as held for sale was transferred to liabilities related to assets classified as held for sale. In 2022, it refers to: the Potiguar groups of fields, in Rio Grande do Norte state; the Albacora Leste Field, in Rio de Janeiro; Golfinho, Camarupim and Norte Capixaba groups of fields, in the state of Espírito Santo, as set out in note 30. In 2021, it included transfers to held for sale mainly related to: Alagoas groups of fields, Papa-Terra Field, Peroá Group, Miranga Group and Búzios fields.

Accounting policy for decommissioning costs

The initial recognition of legal obligations to remove equipment and restore land or sea areas at the end of operations occurs after the declaration of commercial feasibility of an oil and gas field. The calculations of the cost estimates for future environmental removals and recoveries are complex and involve significant judgments (as set out in note 4.5).

The estimates of decommissioning costs are reviewed annually based on current information on expected costs and recovery plans. When the revision of the estimates results in an increase in the provision for decommissioning costs, there is a corresponding increase in assets. Otherwise, in the event that a decrease in the liability exceeds the carrying amount of the asset, the excess shall be recognized immediately in profit or loss, within other income and expenses.